Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts	12 Months Ended
Dec. 31, 2017
Contractors [Abstract]
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts
Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts and Billings in Excess of Costs and Estimated Earnings on Uncompleted Contracts
Our CIE balances by business segment are as follows:

	December 31,
Dollars in millions	2017	2016
Government Services	$274	$271
Technology	39	27
Hydrocarbons Services	70	118
Subtotal	383	416
Non-strategic Business	—	—
Total	$383	$416

Our BIE balances by business segment are as follows:

	December 31,
Dollars in millions	2017	2016
Government Services	$85	$76
Technology	61	61
Hydrocarbons Services	214	388
Subtotal	360	525
Non-strategic Business	8	27
Total	$368	$552